Prepaid Expenses and Other Current Assets, Net (Details) - Schedule of prepayments and other current assets, net - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Schedule of prepayments and other current assets, net [Abstract]
Advances to suppliers		$ 58,814	$ 4,537
Value-added tax (“VAT”) receivables		2,985	1,954
Prepaid financing expense	[1]	1,442
Advance for deferred cost of Business Combination	[2]		1,325
Deferred IPO costs			868
Others		894	763
Prepaid expenses and other current assets		64,135	9,447
Allowance for credit losses		(172)	(177)
Prepaid expenses and other current assets, net		$ 63,963	$ 9,270

[1]	It represented prepaid financing expense related to issuance of GEM Warrants (See Note 12).
[2]	The advance for deferred cost of Business Combination represented the advances to Goldenbridge in form of non-interest-bearing loans, pursuant to the agreement and plan of merger, dated as of May 23, 2022, which provides for a Business Combination between Goldenbridge and Auto Services Group Limited. Such advance was provided to GBRG to extend the period of time for Goldenbridge to consummate the Business Combination and shall become repayable upon closing of the Business Combination, or if Goldenbridge materially breach the agreement.